Leases	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Leases	21. Leases
The statements of financial position shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Right-of-use assets
Buildings	$33,780	$16,798	$10,867
Vehicles	6,615	3,191	1,835
Equipment	125	160	196
	$40,520	$20,149	$12,897

Lease liabilities
Current	$6,533	$4,646	$3,417
Non-current	32,520	15,354	9,009
	$39,053	$20,000	$12,426
Additions to the right-of-use assets amounted to $26 million for the year ended December 31, 2024, compared to $11 million and $4 million for the years ended December 31, 2023 and 2022 respectively.
The table below shows a maturity analysis of the lease liabilities as on December 31, 2024:

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contrac tual cash flows	Carrying value
Lease liabilities	$8,047	14,499	11,171	11,829	$45,547	$39,053
The consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Depreciation charges
Buildings	$3,657	$2,839	$2,179
Vehicles	2,067	971	735
Equipment	35	36	35
	$5,759	$3,846	$2,949

Interest expense (included in finance cost)	$2,072	$693	$1,343
The total cash outflow for leases in 2024, 2023 and 2022 was $8 million, $4 million and $4 million respectively.
The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The
Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.